Offerings - Offering: 1	Oct. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00
Amount Registered | shares	2,943,000
Proposed Maximum Offering Price per Unit	119.49
Maximum Aggregate Offering Price	$ 351,659,070.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 30,594.34
Offering Note	1(a) Amount Registered: Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock ("Common Stock") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant's Common Stock. 1(b) $2,943,000 represents Common Stock issuable under the AAR CORP. 2026 Stock Plan. 1(c) The Proposed Maximum Offering Price Per Unit and the Amount of Registration Fee are estimated solely for calculating the amount of the registration fee, pursuant to Rule 457(c) and (h) of the Securities Act, on the basis of the average of the high and low sale prices of such securities on the New York Stock Exchange on September 24, 2026, within five business days prior to filing.